Legal contingencies (Details) (EUR €) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Legal contingencies (Textual) [Abstract]
Estimated Litigation Liability	€ 0	€ 1.5	€ 0